Incorporated herein by reference is the definitive version of the Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2011 (SEC Accession No. 0001104659-11-011220) and the supplement to the Fund’s prospectus filed pursuant to 497(e) under the Securities Act of 1933, as amended, on June 3, 2011 (SEC Accession No. 0001104659-11-033198).